Financial risk management (Details) - Schedule of total lease liabilities discounted using an incremental borrowing rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Lease Liabilities Discounted Using an Incremental Borrowing Rate [Abstract]
Lease liabilities, beginning of year	$ 4,774	$ 6,377
Additions	720	1,123
Lease principal payments	(2,352)	(2,720)
Lease interest payments	(1,040)	(507)
Accretion on lease liabilities	1,040	501
Lease liabilities, end of year	$ 3,142	$ 4,774